Investment Objectives and Goals - Dearborn Partners Rising Dividend Fund	Jun. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Dearborn Partners Rising Dividend Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Dearborn Partners Rising Dividend Fund (the “Fund”) seeks current income, rising income over time, and long-term capital appreciation.